Related party disclosures - Disclosure of Compensation Costs of Key Management (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Short-term employee benefits	SFr 2,644	SFr 2,761	SFr 3,159
Post-employment benefits	241	253	297
Share-based compensation	1,522	1,914	2,111
Key management personnel compensation costs	SFr 4,407	SFr 4,928	SFr 5,567